STRATEGIC INVESTMENTS AND BUSINESS COMBINATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
SUMMARY OF BUSINESS ACQUIRED AND REVENUE RECOGNIZED

The following table lists our activity in 2021 by number of agents, approximate policies issued and revenue written:

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized September 30, 2021
USBA and EBS	4	2,848	$688,289
UIS Agency, LLC / Commercial Solutions	2	103	$274,928
Southwestern Montana	14	6,521	$1,283,402
Fortman Insurance	14	2,175	$1,512,400
Altruis	13	9,122	$2,558,653
Kush	4	850	$778,541

The following table lists our activity in 2020 by number of agents, approximate policies issued and revenue written:

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized September 30, 2020
USBA and EBS	7	2,563	$773,752
Commercial Solutions	2	159	$227,044
Southwestern Montana	14	5,850	$1,148,538
Fortman Insurance	14	2,064	$1,459,077
Altruis	13	5,851	$1,717,964

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized December 31, 2020
USBA and EBS	5	4,930	$1,001,067
UIS Agency, LLC / Commercial Solutions	3	217	$270,804
Southwestern Montana	14	2,000	$1,493,431
Fortman Insurance	15	8,000	$2,134,177
Altruis	15	7,809	$2,380,051

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized December 31, 2019
USBA and EBS	15	9,767	$1,161,036
Commercial Solutions	2	322	$378,956
Southwestern Montana	13	370	$1,106,432
Fortman Insurance	15	7,826	$1,186,950
Altruis	16	8,500	$617,411

SCHEDULE OF ALLOCATION OF PURCHASE PRICE

The allocation of the purchase price in connection with the UIS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$5,772
Trade name and trademarks	35,600	5
Customer relationships	100,000	10
Non-competition agreements	25,500	5
Goodwill	716,462	Indefinite
	$883,334

US Benefits Alliance, LLC [Member]
Business Acquisition [Line Items]
SCHEDULE OF ALLOCATION OF PURCHASE PRICE
Description	Fair Value	Weighted Average Useful Life (Years)
Trade name and trademarks	$6,520	3
Customer relationships	116,100	9
Non-competition agreements	48,540	5
Goodwill	578,840	Indefinite
	$750,000

Employee Benefits, Solutions, LLC [Member]
Business Acquisition [Line Items]
SCHEDULE OF ALLOCATION OF PURCHASE PRICE

The allocation of the purchase price in connection with the EBS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Trade name and trademarks	$33,140	20
Customer relationships	47,630	9
Non-competition agreements	42,320	5
Goodwill	274,956	Indefinite
Fixed assets	1,954	5-7
	$400,000

Commercial Coverage Solutions LLC [Member]
Business Acquisition [Line Items]
SCHEDULE OF ALLOCATION OF PURCHASE PRICE

The allocation of the purchase price in connection with the CCS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$13,500	N/A
Fixed Assets	1,638	5-7
Customer relationships	284,560	11
Non-competition agreements	40,050	5
Trade name and trademarks	8,500	2
Goodwill	851,752	Indefinite
	$1,200,000

Southwestern Montana Financial Center, Inc. [Member]
Business Acquisition [Line Items]
SCHEDULE OF ALLOCATION OF PURCHASE PRICE

The allocation of the purchase price in connection with the SWMT Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Customer relationships	$561,000	10
Non-competition agreements	599,200	5
Goodwill	1,217,790	Indefinite
Fixed assets	41,098	5-7
Loan Payable	(24,579)
	$2,394,509

Fortman Insurance Services, LLC [Member]
Business Acquisition [Line Items]
SCHEDULE OF ALLOCATION OF PURCHASE PRICE

The allocation of the purchase price in connection with the FIS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Trade name and trademarks	$289,400	5
Customer relationships	1,824,000	10
Non-competition agreements	752,800	5
Goodwill	1,269,731	Indefinite
Fixed assets	19,924	5-7
Prepaid rent	550
	$4,156,405

Altruis Benefits Consulting, LLC [Member]
Business Acquisition [Line Items]
SCHEDULE OF ALLOCATION OF PURCHASE PRICE

The allocation of the purchase price in connection with the ABC Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$1,850,037
Trade name and trademarks	714,600	5
Customer relationships	753,000	10
Non-competition agreements	1,168,600	5
Goodwill	4,949,329	Indefinite
Fixed assets	85	5
Payable to seller	(1,747,483)
	$7,688,168

U I S Agency Inc [Member]
Business Acquisition [Line Items]
SCHEDULE OF ALLOCATION OF PURCHASE PRICE

The allocation of the purchase price in connection with the UIS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$5,772
Trade name and trademarks	35,600	5
Customer relationships	100,000	10
Non-competition agreements	25,500	5
Goodwill	716,462	Indefinite
	$883,334

J.P. Kush and Associates, Inc [Member]
Business Acquisition [Line Items]
SCHEDULE OF ALLOCATION OF PURCHASE PRICE

The allocation of the purchase price in connection with the Kush Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Trade name and trademarks	$474,300	5
Customer relationships	693,000	10
Non-competition agreements	144,000	5
Cash	291,414
Goodwill	988,767	Indefinite
	$2,591,481